Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Notes Payable
2020	$ 75,777	$ 169,697
2021	364,123	187,969
2022	273,770	198,398
2023	201,729	191,725
Thereafter	746,689	745,861
Total remaining payments	$ 1,662,088	$ 1,493,650